Equity Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Equity Transactions

On October 13, 2011, the Company issued 500,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for a three month extension of the maturity date of the promissory notes issued to close the transactions described previously in this disclosure.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the promissory notes was extended to December 31, 2011. The stock was valued at $.32 per share for a total of $160,000 which is reflected in the financial statements as $106,720 of interest expense, and $53,280 of prepaid assets.

On September 2, 2011, the Company issued 350,000 shares of restricted common stock to the owner of  Bobby V’s and Philly as inducement to close the transactions described previously in this disclosure by acceptance of promissory notes in lieu of cash at closing.  The stock was valued at $.32 per share for a total of $112,000 which is reflected in the financial statements as interest expense.

On October 24, 2011, the Company issued 337,400 shares of restricted common stock to various individuals as reimbursement of expenses. The stock was valued at $.22 per share for a total of $73,388 which is reflected in the financial statements as selling, general and administrative expenses.